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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/2011

Check here if Amendment [ ]; Amendment Number: _____
This Amendment (Check only one.):     [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Triple Frond Partners LLC
Address:    1301 Second Avenue, Suite 2850
            Seattle, WA  98101

Form 13F File Number:  28-13331

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:          Charles F. Pollnow IV
Title:          Manager of Triple Frond Partners LLC
Phone:          206-332-1215

Signature, Place, and Date of Signing:

/s/ Charles F. Pollnow                    Seattle, WA     July  19, 2011
-------------------------------
Charles F. Pollnow IV
Manager of Triple Frond Partners LLC

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other manager(s).)

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List of Other Managers Reporting for this Manager:  None.

List of Other Included Managers:

No.   Form 13F File Number   Name
---   --------------------   -------------------
1     28-13332               Hawk Hill Capital Partners, LP

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     1

Form 13F Information Table Entry Total:               12

Form 13F Information Table Value Total:          297,203

                                             (thousands)

                                       2-

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                           FORM 13F INFORMATION TABLE

                           TITLE OF                  VALUE    SHRS OR    SH/  PUT/  INVESTMENT  OTHER          VOTING AUTHORITY
NAME OF ISSUER             CLASS       CUSIP        (x$1000)  PRN AMT    PRN  CALL  DISCRETION  MANAGERS     SOLE      SHARED  NONE
-------------------------  ----------  -----------  --------  ---------  ---  ----  ----------  --------  ---------    ------  ----
COCA COLA ENTERPRISES INC  COM         19122 T10 9   32,098   1,100,000  SH         SOLE           1       1,100,000
DIAGEO P L C               SPON ADR     25243Q20 5   24,152     295,000  SH         SOLE           1         295,000
EMBOTELLADORA ANDINA S A   SPON ADR A  29081P 20 4   10,378     414,624  SH         SOLE           1         414,624
GRIFOLS S A                SPON ADR    398438 30 9   17,555   2,337,600  SH         SOLE           1       2,337,600
HCC INS HLDGS INC          COM         404132 10 2   25,678     815,180  SH         SOLE           1         815,180
HEWLETT-PACKARD CO         COM         428236 10 3   10,301     283,000  SH         SOLE           1         283,000
LIFE TIME FITNESS INC      COM         53217R 20 7   24,294     608,720  SH         SOLE           1         608,720
MCGRATH RENTCORP           COM         580589 10 9   12,734     453,481  SH         SOLE           1         453,481
MEDTRONIC INC              COM         585055 10 6   32,633     846,950  SH         SOLE           1         846,950
PROGRESSIVE CORP OHIO      COM         743315 10 3   34,208   1,600,000  SH         SOLE           1       1,600,000
RENAISSANCERE HOLDING LTD  COM         G7496G103     20,495     293,000  SH         SOLE           1         293,000
TIME WARNER CABLE INC      COM         88732J 20 7   52,677     675,000  SH         SOLE           1         675,000
                                                    297,203
                                                    --------